CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Net revenues	¥ 7,124,744	$ 1,091,915	¥ 2,114,855	¥ 397,306
Cost of revenues (including share-based compensation expenses of RMB283, RMB16,504 and RMB66,422 for the years ended December 31, 2018, 2019 and 2020, respectively)	(1,762,548)	(270,122)	(535,912)	(142,753)
Gross profit	5,362,196	821,793	1,578,943	254,553
Operating expenses:
Selling expenses (including share-based compensation expenses of RMB429, RMB5,606 and RMB18,039 for the years ended December 31, 2018, 2019 and 2020, respectively)	(5,816,214)	(891,374)	(1,040,906)	(121,518)
Research and development expenses (including share-based compensation expenses of RMB782, RMB16,357 and RMB94,952 for the years ended December 31, 2018, 2019 and 2020, respectively)	(734,450)	(112,559)	(212,197)	(74,050)
General and administrative expenses (including share-based compensation expenses of RMB4,423, RMB21,770 and RMB59,033 for the years ended December 31, 2018, 2019 and 2020, respectively)	(566,565)	(86,830)	(110,106)	(39,831)
Total operating expenses	(7,117,229)	(1,090,763)	(1,363,209)	(235,399)
Income (loss) from operations	(1,755,033)	(268,970)	215,734	19,154
Interest income	3,372	517	8,861	2,193
Realized gains from investments	70,403	10,790	11,395	0
Other income	269,657	41,327	6,462	495
Other expenses	(16,011)	(2,454)	(213)	(445)
Income (loss) before provision for income tax and share of results of equity investees	(1,427,612)	(218,790)	242,239	21,397
Income tax (expenses) benefits	34,619	5,306	(16,957)	(2,616)
Share of results of equity investees	63	10	1,348	869
Net income (loss)	(1,392,930)	(213,474)	226,630	19,650
Less: Series A convertible redeemable preferred shares redemption value accretion	0	0	16,772	38,930
Less: Undistributed earnings allocated to the participating preferred shares	0	0	21,698	0
Net (loss) income attributable to GSX Techedu Inc.'s ordinary shareholders	¥ (1,392,930)	$ (213,474)	¥ 188,160	¥ (19,280)
Net (loss) income per ordinary share
Basic | (per share)	¥ (8.72)	$ (1.34)	¥ 1.42	¥ (0.21)
Diluted | (per share)	¥ (8.72)	$ (1.34)	¥ 1.35	¥ (0.21)
Weighted average shares used in net (loss) income per share
Basic	159,725,779	159,725,779	132,400,941	92,224,998
Diluted	159,725,779	159,725,779	139,477,898	92,224,998
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Net (loss) income per ordinary share
Basic | (per share)	¥ (5.81)	$ (0.89)	¥ 0.95	¥ (0.14)
Diluted | (per share)	¥ (5.81)	$ (0.89)	¥ 0.90	¥ (0.14)